Acquisitions - Intangible Assets Related to Acquisition (Detail) - USD ($) $ in Thousands				12 Months Ended
	Jan. 02, 2015	Jun. 11, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill				$ 1,385,995	$ 1,385,115	$ 943,374
Developed Technology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period				5 years 3 months 18 days
Customer Relationships [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period				18 years 10 months 25 days
In-Process/Service Research and Development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period				4 years 7 months 6 days
Tripwire [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 269,000
Goodwill	462,215
Intangible assets not subject to amortization	499,215
Total intangible assets	$ 768,215
Weighted average amortization period	7 years 8 months 12 days
Tripwire [Member] | Trademarks [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 31,000
Tripwire [Member] | Developed Technology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 210,000
Weighted average amortization period	5 years 9 months 18 days
Tripwire [Member] | Customer Relationships [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 56,000
Weighted average amortization period	15 years
Tripwire [Member] | Backlog [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 3,000
Weighted average amortization period	1 year
Tripwire [Member] | In-Process/Service Research and Development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 6,000
Prosoft Technology, Inc. [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization		$ 40,800
Goodwill		56,923
Intangible assets not subject to amortization		56,923
Total intangible assets		$ 97,723
Weighted average amortization period		14 years 9 months 18 days
Prosoft Technology, Inc. [Member] | Trademarks [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization		$ 5,000
Weighted average amortization period		5 years
Prosoft Technology, Inc. [Member] | Developed Technology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization		$ 9,000
Weighted average amortization period		5 years
Prosoft Technology, Inc. [Member] | Customer Relationships [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization		$ 26,600
Weighted average amortization period		20 years
Prosoft Technology, Inc. [Member] | Backlog [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization		$ 200
Weighted average amortization period		3 months 18 days
Grass Valley [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization			$ 65,500
Goodwill			131,070
Intangible assets not subject to amortization			161,070
Total intangible assets			$ 226,570
Weighted average amortization period			9 years
Grass Valley [Member] | Trademarks [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization			$ 22,000
Grass Valley [Member] | Developed Technology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization			$ 37,000
Weighted average amortization period			5 years
Grass Valley [Member] | Customer Relationships [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization			$ 27,000
Weighted average amortization period			15 years
Grass Valley [Member] | Backlog [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization			$ 1,500
Weighted average amortization period			3 months 18 days
Grass Valley [Member] | In-Process/Service Research and Development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization			$ 8,000